Intangible and EIP Receivable	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Intangible and EIP Receivable
5.	Intangible and EIP Receivable

Details of the Intangible are as follows:
	Twelve months ended December 31, 2018	Eleven months ended December 31, 2017
Intangible – beginning of period	$3,130	$1,888
Purchases	21,055	810
Other Additions	-	2,320
Disposals	-	(1,888)
Intangible – end of period	$24,185	$3,130

Details of the EIP receivable are as follows:

	Twelve months ended December 31, 2018	Eleven months ended December 31, 2017
EIP Receivable – beginning of period	$2,883	$2,656
Initial recognition	-	564
Collections	-	(171)
Loss on re-measurement	(971)	(166)
EIP Receivable – end of period	1,912	2,883
Less current portion	(116)	(350)
Non-current portion	$1,796	$2,533

In April 2015, the Company entered into an agreement with EIP Minnesota, LLC (“EIP”) whereby EIP will seek to sell wetland credits the Company is unable to use for the NorthMet Project to third parties and, over time, reimburse the Company for its costs.  In February 2017, additional wetland credits the Company is unable to use were added to the receivable under the same terms as the April 2015 agreement.  The timing of EIP’s sale to third parties and reimbursement of the Company is uncertain and volatile.   The Company initially recognized the February 2017 receivable at fair value calculated using a 9.75% discount rate and 15-year term resulting in a receivable of $0.564 million and a non-cash loss of $1.324 million.  The EIP receivable is recorded at fair value at each reporting period, based on management’s best estimate of cash flows expected from future sales by EIP.  Fair value changes were accounted for through other comprehensive income or loss prior to adoption of IFRS 9 after which changes are accounted for through income or loss.

In October 2017, the Company entered into an agreement with EIP Credit Co., LLC to reserve wetland bank credits the Company can use for the NorthMet Project for a minimum of five years in exchange for an initial down payment applicable to the purchase price, contractual transfer of certain lands, and annual option payments not applicable to the purchase price.  The initial consideration paid was $0.810 million in cash and $2.320 million in lands valued using Level 3 measurements (see Note 15) and resulted in a non-cash charge of $0.469 million.  Annual option payments of $0.250 million are expensed as incurred whereas option exercise payments will be recorded to Intangible and transferred to Mineral Property, Plant and Equipment once placed into service.  During the twelve months ended December 31, 2018, the Company exercised part of its rights and purchased wetland bank credits, which resulted in a $21.055 million addition to Intangible.